Godfrey & Kahn, S.C.

Attorneys at Law

780 North Water Street

Milwaukee, Wisconsin 53202-3590

Telephone:  (414) 273-3500

Fax:  (414) 273-5198

February 2, 2004

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:

Kopp Funds, Inc. (Registration Nos. 333-29687; 811-8267)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by Kopp Funds, Inc. (the “Company”) after the effective date of Post-Effective Amendment No. 7 to the Company’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company’s Post-Effective Amendment No. 7, and (ii) the text of the Company’s Post-Effective Amendment No. 7 was filed electronically on January 27, 2004 (with an effective date of January 28, 2004).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Kathy Tillotson

Cheryl King

Carol A. Gehl

Ellen R. Drought